UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	March 31, 2013

Global X Permanent ETF

	Face Amount/
	Shares	Value
U.S. TREASURY OBLIGATIONS — 47.6%
U.S. Treasury Bonds
4.625%, 02/15/40	$1,230,000	$1,601,306
4.375%, 11/15/39	1,289,000	1,615,278
4.375%, 05/15/40	1,260,000	1,579,332
3.875%, 08/15/40	1,398,000	1,617,093
U.S. Treasury Notes
2.625%, 12/31/14	1,604,000	1,670,730
2.500%, 03/31/15	1,607,000	1,678,939
2.375%, 02/28/15	1,612,000	1,677,299
2.125%, 11/30/14	1,640,000	1,691,378
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,132,156)		13,131,355
EXCHANGE TRADED COMMODITIES — 24.6%
ETFS Physical Gold	17,534	2,732,499
ETFS Physical Silver	50,383	1,386,162
Gold Bullion Securities	17,324	2,665,817
(Cost $7,190,078)		6,784,478
COMMON STOCK — 20.5%
AUSTRALIA—0.4%
Basic Materials — 0.4%
BHP Billiton ADR	1,401	95,870
BRAZIL—0.6%
Basic Materials — 0.3%
Vale ADR, Cl B	4,349	75,194
Oil & Gas — 0.3%
Petroleo Brasileiro ADR	4,527	75,012
TOTAL BRAZIL		150,206
CANADA—0.3%
Basic Materials — 0.3%
Potash Corp of Saskatchewan	2,000	78,500
CHINA—0.3%
Oil & Gas — 0.3%
PetroChina ADR	668	88,056
NETHERLANDS—0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	1,356	88,357
SINGAPORE—0.3%
Consumer Goods — 0.3%
Wilmar International	29,413	81,795
SWITZERLAND—0.4%
Basic Materials — 0.4%
Xstrata	7,232	117,350

Schedule of Investments (Unaudited)	March 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.5%
Basic Materials — 0.5%
Anglo American	2,519	$64,757
Rio Tinto ADR	1,795	84,509
TOTAL UNITED KINGDOM		149,266
UNITED STATES— 17.4%
Basic Materials — 0.3%
Mosaic	1,637	97,582
Consumer Goods — 2.0%
Altria Group	1,430	49,178
Archer-Daniels-Midland	3,083	103,990
Coca-Cola	1,360	54,998
Kraft Foods Group	424	21,849
Mondelez International, Cl A	1,278	39,119
Monsanto	1,101	116,298
PepsiCo	731	57,830
Philip Morris International	620	57,480
Procter & Gamble	785	60,492
		561,234
Consumer Services — 1.7%
Amazon.com*	216	57,562
Comcast, Cl A	1,523	63,981
CVS Caremark	1,120	61,589
eBay *	1,156	62,678
Home Depot	923	64,407
McDonald's	526	52,437
Wal-Mart Stores	764	57,170
Walt Disney	1,012	57,482
		477,306
Financials — 2.3%
American Express	837	56,464
American International Group *	1,356	52,640
Bank of America	5,943	72,385
Berkshire Hathaway, Cl B*	609	63,458
Citigroup	1,692	74,854
JPMorgan Chase	1,356	64,356
Mastercard, Cl A	112	60,606
US Bancorp	1,650	55,985
Visa, Cl A	395	67,087
Wells Fargo	1,592	58,888
		626,723

Schedule of Investments (Unaudited)	March 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.6%
Abbott Laboratories	842	$29,739
AbbVie	842	34,337
Amgen	698	71,552
Bristol-Myers Squibb	1,463	60,261
Johnson & Johnson	738	60,169
Merck	1,237	54,713
Pfizer	2,233	64,444
UnitedHealth Group	910	52,061
		427,276
Industrials — 1.5%
3M	562	59,746
Boeing	658	56,489
Caterpillar	578	50,269
General Electric	2,499	57,777
Union Pacific	430	61,236
United Parcel Service, Cl B	632	54,289
United Technologies	648	60,543
		400,349
Oil & Gas — 0.9%
Chevron	868	103,136
Exxon Mobil	1,066	96,057
Schlumberger	689	51,599
		250,792
Real Estate Investment Trusts — 5.1%
American Tower, Cl A	1,871	143,917
Annaly Capital Management	8,320	132,205
Boston Properties	1,298	131,176
Equity Residential	2,262	124,546
General Growth Properties	7,259	144,309
HCP	3,104	154,765
Public Storage	971	147,903
Simon Property Group	846	134,142
Ventas	2,163	158,332
Vornado Realty Trust	1,685	140,933
		1,412,228
Technology — 1.6%
Apple	77	34,083
Cisco Systems	2,674	55,914
EMC *	1,698	40,565
Google, Cl A *	88	69,875
Intel	1,849	40,401
International Business Machines	252	53,751
Microsoft	1,640	46,920

Schedule of Investments (Unaudited)	March 31, 2013

Global X Permanent ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued

Technology — continued
Oracle	1,683	$54,428
QUALCOMM	854	57,175
		453,112
Telecommunications — 0.4%
AT&T	1,388	50,926
Verizon Communications	1,224	60,159
		111,085
TOTAL UNITED STATES		4,817,687
TOTAL COMMON STOCK
(Cost $5,413,170)		5,667,087
EXCHANGE TRADED FUNDS — 6.9%
Vanguard FTSE All-World ex-US ETF	20,148	934,061
Vanguard Small-Cap ETF	10,767	981,412
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,791,425)		1,915,473
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.031%, 04/01/13
(Cost $8,924)	$8,924	8,924
TOTAL INVESTMENTS — 99.6%
(Cost $27,535,753)††		$27,507,317

Percentages are based on Net Assets of $27,609,180

*	Non-income producing security.

††	At March 31, 2013, the tax basis cost of the Fund's investments was $27,535,753, and the unrealized appreciation and depreciation were $533,299 and $(561,735) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$13,131,355	$—	$13,131,355
Exchange Traded Commodities	6,784,478	—	—	6,784,478
Common Stock	5,667,087	—	—	5,667,087
Exchange Traded Funds	1,915,473	—	—	1,915,473
Time Deposit	—	8,924	—	8,924
Total Investments in Securities	$14,367,038	$13,140,279	$—	$27,507,317

Schedule of Investments (Unaudited)	March 31, 2013

Global X Permanent ETF

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 investments. The Fund generally recognizes transfers between the levels at the beginning of the period.

For the period ended March 31, 2013, there were no Level 3 investments at the beginning or end of the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-004-0300

Schedule of Investments (Unaudited)	March 31, 2013

Global X Top Guru Holdings Index ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL—1.7%
Consumer Goods — 1.7%
Cosan, Cl A	3,564	$69,498
CANADA—3.6%
Basic Materials — 1.6%
Agrium	667	65,033
Industrials — 2.0%
Canadian Pacific Railway	600	78,282
TOTAL CANADA		143,315
CHINA—1.7%
Technology — 1.7%
Baidu ADR *	756	66,301
MEXICO—1.7%
Telecommunications — 1.7%
America Movil ADR, Ser L	3,184	66,737
RUSSIA—1.6%
Technology — 1.6%
Yandex, Cl A *	2,786	64,412
SOUTH AFRICA— 1.6%
Basic Materials — 1.6%
AngloGold Ashanti ADR	2,642	62,219
UNITED KINGDOM— 1.8%
Oil & Gas — 1.8%
BP ADR	1,699	71,953
UNITED STATES— 86.1%
Basic Materials — 3.4%
Celanese, Cl A	1,421	62,595
Cytec Industries	953	70,598
		133,193
Consumer Goods — 5.9%
Delphi Automotive *	1,783	79,165
Kraft Foods Group	1,511	77,862
Visteon *	1,264	72,933
		229,960
Consumer Services — 11.3%
Cumulus Media, Cl A *	21,602	72,799
Education Management *	17,690	64,922
GameStop, Cl A	2,810	78,596
News, Cl A	2,466	75,262
News, Cl B	2,431	74,778

Schedule of Investments (Unaudited)	March 31, 2013

Global X Top Guru Holdings Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Pandora Media *	5,494	$77,795
		444,152
Financials — 18.3%
American International Group *	1,859	72,166
Annaly Capital Management	4,702	74,715
CBRE Group, Cl A *	2,937	74,159
CIT Group *	1,671	72,655
Hartford Financial Services Group	2,946	76,007
Hudson Pacific Properties	3,233	70,318
JPMorgan Chase	1,459	69,244
Nationstar Mortgage Holdings *	1,781	65,719
SLM	3,761	77,025
Spirit Realty Capital	3,558	67,602
		719,610
Health Care — 7.2%
Eli Lilly	1,331	75,587
Life Technologies *	1,123	72,580
Merck	1,721	76,120
Vivus *	5,324	58,564
		282,851
Industrials — 11.2%
Lockheed Martin	811	78,278
Nortek *	976	69,647
Owens-Illinois *	2,721	72,515
PHH *	3,239	71,128
Sensata Technologies Holding *	2,131	70,046
Spirit Aerosystems Holdings, Cl A *	4,254	80,783
		442,397
Oil & Gas — 10.0%
Diamondback Energy *	3,196	85,781
Energy Transfer Equity	1,424	83,275
Pioneer Natural Resources	546	67,840
SemGroup, Cl A *	1,508	77,994
Targa Resources	1,136	77,202
		392,092
Technology — 16.9%
Allscripts Healthcare Solutions *	6,377	86,663
Apple	155	68,608
Equinix *	317	68,570
Google, Cl A *	89	70,669
Magnachip Semiconductor *	4,446	76,960
Microsoft	2,544	72,784
Motorola Solutions	1,160	74,275

Schedule of Investments (Unaudited)	March 31, 2013

Global X Top Guru Holdings Index ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Technology — continued
NXP Semiconductor *	2,211	$66,905
Yahoo! *	3,395	79,885
		665,319
Telecommunications — 1.9%
Crown Castle International *	1,050	73,122
TOTAL UNITED STATES		3,382,696
TOTAL COMMON STOCK
(Cost $3,425,503)		3,927,131

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.031%, 04/01/13
(Cost $2,673)	$2,673	2,673

TOTAL INVESTMENTS — 99.9%
(Cost $3,428,176)††		$3,929,804

Percentages are based on Net Assets of $3,935,011

*	Non-income producing security.
††	At March 31, 2013, the tax basis cost of the Fund's investments was $3,428,176, and the unrealized appreciation and depreciation were $529,384 and $(27,756) respectively.

ADR — American Depositary Receipt

 Cl — Class

Ser — Series

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,927,131	$—	$—	$3,927,131
Time Deposit	—	2,673	—	2,673
Total Investments in Securities	$3,927,131	$2,673	$—	$3,929,804

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 investments. The Fund generally recognizes transfers between the levels at the beginning of the period.

For the period ended March 31, 2013, there were no Level 3 investments at the beginning or end of the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-006-0200

Schedule of Investments (Unaudited)	March 31, 2013

Global X SuperIncome Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
UNITED STATES— 99.3%
Basic Materials — 1.7%
AngloGold Ashanti Holdings Finance, 6.000%	11,124	$316,812
Financials — 86.6%
Aegon, 8.000%	9,994	286,828
Aegon, 7.250%	20,628	530,758
Aegon, 6.875%	10,732	271,198
Ally Financial, 7.375%	8,283	208,897
Ally Financial, Ser A, 8.500%	9,411	252,027
Annaly Capital Management, Ser C, 7.625%	8,320	213,325
Annaly Capital Management, Ser D, 7.500%	12,751	323,875
Aviva, 8.250%	11,043	314,063
Bank of America, Ser 8, 8.625%	16,975	432,862
Bank of America, Ser H, 8.200%	18,545	472,527
Bank of America, Ser J, 7.250%	6,132	158,022
Barclays Bank, Ser 3, 7.100%	11,056	281,817
Barclays Bank, Ser 4, 7.750%	9,273	237,852
Barclays Bank, Ser 5, 8.125%	21,351	545,732
Citigroup Capital VII, 7.125%	8,495	214,839
Citigroup Capital VIII, 6.950%	10,344	260,152
Citigroup Capital XIII, 7.875%	20,867	596,587
Deutsche Bank Capital Funding Trust X, 7.350%	7,770	197,747
Deutsche Bank Contingent Capital Trust III, 7.600%	18,870	521,755
Deutsche Bank Contingent Capital Trust V, 8.050%	13,280	377,152
First Niagara Financial Group, Ser B, 8.625%	9,797	287,836
GMAC Capital Trust I, Ser 2, 8.125%	24,722	672,438
Hartford Financial Services Group, 7.875%	16,233	488,613
Hatteras Financial, Ser A, 7.625%	7,916	199,721
HSBC Holdings, 8.125%	14,319	366,853
HSBC Holdings, Ser 2, 8.000%	24,593	691,063
ING Groep, 8.500%	19,544	509,121
ING Groep, 7.375%	14,456	367,182
ING Groep, 7.050%	7,726	196,781
JPMorgan Chase Capital X, 7.000%	14,416	370,491
JPMorgan Chase, Ser J, 8.625%	26,065	677,169
Lloyds Banking Group, 7.750%	23,591	651,112
Prudential Financial, 9.000%	25,382	646,226
Royal Bank of Scotland Group, Ser Q, 6.750%	9,804	229,022
Royal Bank of Scotland Group, Ser S, 6.600%	12,587	291,263
Royal Bank of Scotland Group, Ser T, 7.250%	24,798	604,079
Santander Finance Preferred, Ser 10, 10.500%	22,830	622,346
Wachovia Preferred Funding, Ser A, 7.250%	20,685	566,562
Wells Fargo, Ser J, 8.000%	21,113	631,912

Schedule of Investments (Unaudited)	March 31, 2013

Global X SuperIncome Preferred ETF

	Shares/Face
	Amount	Value
PREFERRED STOCK — continued
Financials — continued
Zions Bancorporation, Ser C, 9.500%	21,785	$563,142
		16,330,947
Real Estate Investment Trust — 3.5%
CBL & Associates Properties, Ser D, 7.375%	12,573	318,348
Vornado Realty, 7.875%	12,598	341,658
		660,006
Telecommunications — 4.8%
Qwest, 7.500%	15,621	424,110
Qwest, 7.375%	17,997	478,000
		902,110
Utilities — 2.7%
Dominion Resources, Ser A, 8.375%	19,108	511,330
TOTAL UNITED STATES		18,721,205
TOTAL PREFERRED STOCK
(Cost $18,762,780)		18,721,205

U.S. TREASURY OBLIGATION — 15.9%
United States Treasury Bills
0.065%, 05/16/13
(Cost $2,999,756)	$3,000,000	2,999,784
TOTAL INVESTMENTS — 115.2%
(Cost $21,762,536)††		$21,720,989

Percentages are based on Net Assets of $18,853,666

††	At March 31, 2013, the tax basis cost of the Fund's investments was $21,762,536, and the unrealized appreciation and depreciation were $109,996 and $(151,543) respectively.

Ser — Series

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$18,721,205	$—	$—	$18,721,205
U.S. Treasury Obligation	—	2,999,784	—	2,999,784
Total Investments in Securities	$18,721,205	$2,999,784	$—	$21,720,989

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 investments. The Fund generally recognizes transfers between the levels at the beginning of the period.

Schedule of Investments (Unaudited)	March 31, 2013

Global X SuperIncome Preferred ETF

For the period ended March 31, 2013, there were no Level 3 investments at the beginning or end of the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-007-0200

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: May 23, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: May 23, 2013

*    Print the name and title of each signing officer under his or her signature.